WESTERN ASSET TRUST, INC.

                             INTERMEDIATE PORTFOLIO

                             REPORT TO SHAREHOLDERS

                    FOR THE NINE MONTHS ENDED MARCH 31, 1998



This report and the financial statements contained herein are submitted for the general information of the shareholders of Western Asset Trust Intermediate Portfolio. The report is not intended for distribution to prospective investors unless preceded or accompanied by a current prospectus.

May 26, 1998

Dear Shareholder:

Enclosed are financial statements for the Western Asset Trust Intermediate Portfolio for the nine month period ending March 31, 1998.

The fund's total return modestly exceeded that of its benchmark, the Lehman G/C Intermediate Index, returning 6.59% (net) vs. 6.54%, as major strategies produced mostly positive but, on balance, limited incremental value. The fund benefited from a longer than market duration posture which it held for most of the period, and yield curve strategies correctly anticipated the periods when short- and long-term interest rates moved by greater and lesser degrees relative to each other. Corporate sector exposure had little impact on returns as yield spreads were roughly unchanged, while a modest overweighting to the mortgage sector benefited from tightening spreads, though the portfolio's emphasis on discount coupons under-performed somewhat. A moderate exposure to inflation-indexed bonds detracted from performance as real yields rose.

As you should be aware by now, the Western Asset Trust Portfolios are being incorporated into a new institutional mutual fund family, LM Institutional Fund Advisors, which is expected to become effective June 1, 1998. We greatly appreciate your cooperation with this shift and are working actively to make it as seamless as possible. While the format will be changing, there is, of course, to be no change in Western Asset's advisory services for the portfolio. The fiscal year-end has been changed to March 31 and, therefore, we have prepared an earlier-than-usual financial statement for the Western Asset Trust Intermediate Portfolio that reflects this change.

Should you have any questions regarding the enclosed statement or the new institutional mutual fund family, please feel free to call.

Sincerely,


/s/ W. Curtis Livingston
__________________________
    W. Curtis Livingston
    President

Enclosure

[Western Asset Logo Appears Here]

                              Western Asset Trust
                             Intermediate Portfolio

Portfolio Manager: Western Asset Management Investment Strategy Group

The fund's performance was, on balance, favorably impacted by market conditions in the nine months ended March 31, 1998, as interest rates generally declined for most of the period. The fund's total return modestly outperformed that of its benchmark, the Lehman G/C Intermediate Index, returning 6.59% (net) vs. 6.54%, as major strategies produced limited incremental returns. The fund benefited from a longer than market duration posture which it held for most of the period, and yield curve strategies correctly anticipated the periods when short- and long-term interest rates moved by greater and lesser degrees relative to each other. Corporate sector exposure had little impact on returns as yield spreads were roughly unchanged, while a modest overweighting to the mortgage sector benefited from tightening spreads, though the portfolio's emphasis on discount coupons underperformed somewhat. A moderate exposure to inflation-indexed bonds detracted from performance as real yields rose.

Average Annual Total Return through March 31, 1998

                              WAT Intm*       Leh G/C Intm
                              ---------       ------------
       9 Months                  6.6%             6.5%
       3 Year                    8.5%             8.0%
   Since Inception               8.0%             7.8%

               [Graph Appears Here -- Plot Points Included Below]

                                WAT Intm*        Lehman Brothers
                                ---------       ----------------
                  7/01/94       1,000,000           1,000,000
                  9/30/94       1,000,600           1,008,200
                 12/31/94       1,005,503           1,009,309
                  3/31/95       1,046,729           1,053,618
                  6/30/95       1,100,844           1,106,193
                  9/30/95       1,121,540           1,124,556
                 12/31/95       1,161,467           1,164,140
                  3/31/96       1,154,382           1,154,478
                  6/30/96       1,157,730           1,161,751
                  9/30/96       1,181,463           1,182,314
                 12/31/96       1,215,962           1,211,281
                  3/31/97       1,217,056           1,209,827
                  6/30/97       1,253,933           1,245,517
                  9/30/97       1,286,786           1,279,148
                 12/31/97       1,317,927           1,306,520
                  3/31/98       1,336,647           1,326,771

Past performance is not necessarily indicative of future results. Investment return and principal value will fluctuate, so that, when redeemed, an investor's shares may be worth more or less than their original cost. The Fund's inception date was July 1, 1994. The Lehman Government/Corporate Intermediate Index includes US treasuries and agencies, publicly issued US corporate and yankee debentures and secured notes.

*Since inception (July 1, 1994), Western Asset has voluntarily undertaken to waive a portion of their fees. Total return for the Fund would have been lower if a portion of the fees had not been waived.

                           WESTERN ASSET TRUST, INC.
                             INTERMEDIATE PORTFOLIO
                            STATEMENT OF NET ASSETS
                                 MARCH 31, 1998
                             (AMOUNTS IN THOUSANDS)

                                                % OF                               MATURITY
                                             NET ASSETS          RATE               DATE            PAR              VALUE
------------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES                       12.42%
BANKING AND FINANCE                              6.82%
Ford Motor Credit                                                6.00%             01/04/03       $1,580           $1,568
Heller Financial, Inc.                                           6.66%             07/11/02        1,700            1,729
Lehman Brothers, Inc.                                            6.63%             02/15/08        2,890            2,883
Lehman Brothers, Inc.                                            8.63%             02/26/99          400              409
IBJ Preferred Capital Company LLC                                8.79%             12/29/49        2,490            2,390(E,F)
J.P. Morgan & Company                                            6.77%             02/15/12          710              658(E)
NationsBank Capital Trust III                                    6.144%            01/15/27        1,300            1,255(E)
National Westminster Bancorp                                     9.375%            11/15/03          290              331
SB Treasury Company LLC                                          9.40%             12/29/49        1,560            1,546(E,F)
Travelers Group, Inc.                                            6.25%             01/15/05        3,300            3,264
Travelers Group, Inc.                                            7.30%             05/15/02        1,600            1,651
United States Leasing International                              8.75%             12/01/01          500              541
United States Leasing International                              6.625%            05/15/03        1,750            1,774
                                                                                                         -----------------
                                                                                                                   19,999

MEDIA AND ENTERTAINMENT                          3.16%
TCI Communications Inc.                                          8.00%             08/01/05        1,000            1,075
Time Warner Inc.                                                 8.11%             08/01/06        3,200            3,482
Time Warner Inc.                                                 7.25%             10/15/17        4,650            4,718
                                                                                                         -----------------
                                                                                                                    9,275

FOOD, BEVERAGE AND TOBACCO                       0.69%
Philip Morris Companies, Inc.                                    7.00%             07/15/05        2,000            2,038

HEALTHCARE                                       1.75%
Columbia/HCA Healthcare                                          8.85%             01/01/07        5,020            5,136

Total Corporate Bonds and Notes
(Identified Cost - $36,597)                                                                                        36,448
--------------------------------------------------------------------------------------------------------------------------

                           WESTERN ASSET TRUST, INC.
                             INTERMEDIATE PORTFOLIO
                            STATEMENT OF NET ASSETS
                                 MARCH 31, 1998
                             (AMOUNTS IN THOUSANDS)

                                                % OF                               MATURITY
                                             NET ASSETS          RATE               DATE            PAR              VALUE
------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS          38.77%
FIXED-RATE SECURITIES                           29.45%
United States Treasury Notes                                     5.875%            03/31/99         $150             $150
United States Treasury Notes                                     5.875%            09/30/02       27,610           27,824
United States Treasury Notes                                     5.50%             02/28/03       26,670           26,511
United States Treasury Notes                                     5.50%             03/31/03        8,800            8,751
United States Treasury Notes                                     7.875%            11/15/04        3,300            3,687
United States Treasury Notes                                     7.00%             07/15/06        1,000            1,081
United States Treasury Notes                                     6.625%            05/15/07       17,390           18,460
                                                                                                         -----------------
                                                                                                                   86,464

INDEXED SECURITIES                               9.32%
Fannie Mae                                                       5.343%            03/13/02       12,720           12,313(E)
United States Treasury Notes                                     3.625%            01/15/08       15,204           15,033(A)
                                                                                                         -----------------
                                                                                                                   27,346

Total U.S. Government and Agency Obligations
(Identified Cost - $114,144)                                                                                      113,810
--------------------------------------------------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED          19.32%
 SECURITIES
FIXED-RATE SECURITIES                           16.89%
Agricultural Mortgage (Farmer Mac)                               7.92%             01/25/12        1,948            2,053
Fannie Mae                                                       6.00%             04/01/13        5,300            5,216(G)
Fannie Mae                                                       6.50%             06/01/14        1,554            1,544
Fannie Mae                                                       6.00%             04/01/28        5,500            5,309(G)
Fannie Mae                                                       6.50%             05/01/28       17,600           17,401(G)

                           WESTERN ASSET TRUST, INC.
                             INTERMEDIATE PORTFOLIO
                            STATEMENT OF NET ASSETS
                                 MARCH 31, 1998
                             (AMOUNTS IN THOUSANDS)

                                                % OF                               MATURITY
                                             NET ASSETS          RATE               DATE            PAR              VALUE
------------------------------------------------------------------------------------------------------------------------------
Freddie Mac                                                      8.50%             07/01/06         $144             $148
Freddie Mac                                                      7.76%             05/01/12          330              349
Freddie Mac                                                      6.50%             06/01/13          460              460
Freddie Mac                                                      6.50%             06/01/14          756              755
Freddie Mac                                                      6.50%             11/01/15          412              410
Freddie Mac                                                      7.50%             04/01/17          382              398
Freddie Mac                                                      9.30%             04/15/19        1,134            1,208
Government National Mortgage Association                         9.50%             09/15/05          283              300
Government National Mortgage Association                         9.00%             06/15/06          310              324
Government National Mortgage Association                         6.50%             04/01/28        6,600            6,532(G)
Government National Mortgage Association                         7.00%             04/01/28        7,100            7,171(G)
                                                                                                         -----------------
                                                                                                                   49,578

VARIABLE-RATE SECURITIES                         2.34%
Fannie Mae                                                       6.218%            03/01/18          194              195(C)
Freddie Mac                                                      6.739%            01/01/19          111              112(C)
Government National Mortgage Association                         7.00%             08/20/21          528              542(C)
Government National Mortgage Association                         7.375%            05/20/22        1,359            1,397(C)
Government National Mortgage Association                         7.375%            06/20/22        1,716            1,764(C)
Government National Mortgage Association                         7.375%            06/20/22          941              967(C)
Government National Mortgage Association                         7.00%             07/20/22        1,456            1,494(C)
Government National Mortgage Association                         7.00%             08/20/22          382              392(C)
                                                                                                         -----------------
                                                                                                                    6,863

STRIPPED SECURITIES                              0.09%
Fannie Mae                                                       0%                05/25/22          195              143(D,2)
Fannie Mae                                                       0%                05/25/22           71               68(D,2)

                           WESTERN ASSET TRUST, INC.
                             INTERMEDIATE PORTFOLIO
                            STATEMENT OF NET ASSETS
                                 MARCH 31, 1998
                             (AMOUNTS IN THOUSANDS)

                                                % OF                               MATURITY
                                             NET ASSETS          RATE               DATE            PAR              VALUE
------------------------------------------------------------------------------------------------------------------------------
Freddie Mac                                                     10.00%             03/01/21         $218              $56(D,1)
                                                                                                         -----------------
                                                                                                                      267
Total U.S. Government  Agency Mortgage-backed Securities
(Identified Cost - $56,529)                                                                                        56,708
--------------------------------------------------------------------------------------------------------------------------

ASSET-BACKED SECURITIES                         13.25%
FIXED-RATE SECURITIES                           11.18%
Aesop Funding II LLC                                             6.40%             10/20/03        1,100            1,114
Bridgestone/Firestone Master Trust                               6.17%             07/01/03        3,800            3,815
Chevy Chase Home Loan Trust                                      7.15%             05/15/15        1,086            1,113
Chevy Chase 1997-A                                               7.65%             12/20/07        2,644            2,665
Cityscape Home Equity Loan Trust                                 7.40%             09/25/28        2,779            2,810(F)
CS First Boston Mortgage Services                                6.62%             09/25/09        4,000            4,015
Fleet Finance Home Equity Trust                                  6.70%             10/15/06          261              261
Fleetwood Credit Corp. Grantor Trust                             6.75%             03/15/10        2,085            2,101
Guaranteed Export Certificates                                   6.13%             06/15/04        1,529            1,534
Irwin Home Equity Corporation                                    6.77%             07/15/06        1,392            1,396

Lehman FHA Title 1 Loan Trust                                    7.71%             08/25/17        1,804            1,838
Long Beach  97-1 A                                               6.85%             02/15/03        3,870            3,878(F)
Mego Mortgage FHA Title I Loan Trust                             6.55%             09/25/07          300              299
Mego Mortgage FHA Title I Loan Trust                             7.17%             05/25/23        1,700            1,721
Mego Mortgage FHA Title I Loan Trust                             7.275%            09/25/16        1,039            1,052
Merrill Lynch Mortgage Investors, Inc.                           9.65%             09/15/10        1,750            1,809
Merrill Lynch Mortgage Investors, Inc.                           9.70%             06/15/08          787              814


World Omni Automobile Lease Securitization Trust                 6.05%             11/25/01          571              571
                                                                                                         -----------------
                                                                                                                   32,806

                           WESTERN ASSET TRUST, INC.
                             INTERMEDIATE PORTFOLIO
                            STATEMENT OF NET ASSETS
                                 MARCH 31, 1998
                             (AMOUNTS IN THOUSANDS)

                                                % OF                               MATURITY
                                             NET ASSETS          RATE               DATE            PAR              VALUE
------------------------------------------------------------------------------------------------------------------------------

INDEXED SECURITIES                              1.56%
KeyCorp Student Loan 96-A CTFS                                   6.25%             11/27/28       $3,000           $2,978(E)
Lehman Home Equity Loan Trust                                    5.86%             12/15/27        1,617            1,612(E)
                                                                                                            --------------
                                                                                                                    4,590
STRIPPED SECURITIES                             0.51%
Bay View Auto Trust                                              3.15%             12/15/04        13,465             263(D,1)
Option One CTS Arm Trust                                         3.05%             03/25/01         2,632              72(D,1)
Union Acceptance Corp.                                           2.75%             05/10/04        50,199           1,152(D,1)
                                                                                                             -------------
                                                                                                                    1,487
Total Asset-backed Securities
(Identified Cost - $38,534)                                                                                        38,883
--------------------------------------------------------------------------------------------------------------------------

MORTGAGE-BACKED SECURITIES                      7.79%
FIXED-RATE SECURITIES                           4.96%
Asset Securitization Corp.                                       6.72%             11/12/26         2,676           2,716
Citicorp Mortgage Securities, Inc.                               9.00%             07/25/02         1,408           1,404
Donaldson, Lufkin & Jenrette Mortgage Acceptance Corp.           6.86%             11/12/21         1,752           1,790
Merrill Lynch Mortgage Investors, Inc.                           6.69%             11/21/28         1,873           1,899
Metropolitan Asset Funding, Inc.                                 6.50%             11/20/01           688             682
Metropolitan Asset Funding, Inc.                                 6.95%             04/20/08         2,125           2,117
Nomura Asset Securities Corporation                              7.07%             04/13/36         1,789           1,848
Resolution Trust Corporation                                     8.40%             07/25/24           152             151

Structured Asset Securities Corp.                                7.75%             08/15/02         1,910           1,930
                                                                                                         -----------------
                                                                                                                   14,537

VARIABLE-RATE SECURITIES                        2.50%
CPS Auto Grantor Trust                                           6.30%             08/15/02         1,241           1,244(C)

                           WESTERN ASSET TRUST, INC.
                             INTERMEDIATE PORTFOLIO
                            STATEMENT OF NET ASSETS
                                 MARCH 31, 1998
                             (AMOUNTS IN THOUSANDS)

                                                % OF                               MATURITY
                                             NET ASSETS          RATE               DATE            PAR              VALUE
------------------------------------------------------------------------------------------------------------------------------
Housing Securities Inc.                                          5.987%            11/25/26         $631             $621(C,F)
Resolution Trust Corporation                                     5.990%            07/25/20           60               59(C)
Resolution Trust Corporation                                     8.750%            03/25/21        1,444            1,472(C)
Resolution Trust Corporation                                     7.074%            06/25/24          600              598(C)
Resolution Trust Corporation                                     6.094%            01/25/27        1,616            1,590(C)
Resolution Trust Corporation                                     7.966%            09/25/29          107              107(C)
Resolution Trust Corporation                                     8.285%            09/25/29          711              733(C)
Resolution Trust Corporation                                     7.371%            12/25/29          851              852(C)
Securitized Asset Sales, Inc.                                    7.072%            08/25/33           69               69(C)
                                                                                                         -----------------
                                                                                                                    7,345

INDEXED SECURITIES                              0.12%
Resolution Trust Corporation                                     6.454%            09/25/21          365              363(E,F)

STRIPPED SECURITIES                             0.21%
CMC Securities Corp.                                                 0%            02/25/09          534              411(D,2)
Securitized Asset Sales, Inc.                                        0%            12/25/10          287              216(D,2)
                                                                                                         -----------------
                                                                                                                      627

Total Mortgage-backed Securities
(Identified Cost - $22,556)                                                                                        22,872
--------------------------------------------------------------------------------------------------------------------------

YANKEE BONDS                                    6.36%
FIXED-RATE SECURITIES
Cable and Wireless Communications                                6.375%            03/06/03        3,920            3,922(B)
Petroliam Nasional Berhad                                        6.625%            10/18/01        2,500            2,361(B,F)
Petrozuata Finance                                               7.63%             04/01/09        4,760            4,858(B,F)
Province de Quebec                                               8.625%            01/19/05        1,000            1,145(B)

                           WESTERN ASSET TRUST, INC.
                             INTERMEDIATE PORTFOLIO
                            STATEMENT OF NET ASSETS
                                 MARCH 31, 1998
                             (AMOUNTS IN THOUSANDS)

                                                % OF                               MATURITY
                                             NET ASSETS          RATE               DATE            PAR              VALUE
------------------------------------------------------------------------------------------------------------------------------
YPF Sociedad Anonima                                              7.00%            10/26/02       $2,715           $2,741(B)
YPF Sociedad Anonima                                              7.50%            10/26/02        3,560            3,632(B)

Total Yankee Bonds
(Identified Cost - $18,536)                                                                                        18,659
--------------------------------------------------------------------------------------------------------------------------


COMMON STOCK AND EQUITY INTERESTS               3.20%
Black Rock 1999 Term Trust, Inc.                                                                 10 shrs               94
Black Rock 2001 Term Trust, Inc.                                                              1,070 shrs            9,294

Total Common Stocks and Equity Interests
(Identified Cost - $8,755)                                                                                          9,388
--------------------------------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS                         11.84%
CORPORATE                                       1.13%

General Motors Acceptance Corp.                                   6.00%            12/07/98         $210              210
Norwest Corporation                                               5.75%            11/16/98          100              100
USF&G Corporation                                                 7.00%            05/15/98        3,000            3,003
                                                                                                         -----------------
                                                                                                                    3,313

MORTGAGE-BACKED SECURITIES                      0.25%
CRIIMI MAE Financial Corporation                                  6.77%            05/30/98          729              727

U.S. GOVERNMENT OBLIGATIONS                     0.18%
United States Treasury Bills                                      5.12%            09/03/98          550              538

YANKEE BONDS                                    0.12%
Hydro Quebec                                                      7.74%            02/26/99          350              355(B)

                           WESTERN ASSET TRUST, INC.
                             INTERMEDIATE PORTFOLIO
                            STATEMENT OF NET ASSETS
                                 MARCH 31, 1998
                             (AMOUNTS IN THOUSANDS)

                                                % OF                               MATURITY
                                             NET ASSETS          RATE               DATE            PAR              VALUE
------------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT                           10.10%
J.P. Morgan Securities, Inc.
   6.00% dated 3/31/98, to be repurchased at $29,651 on 4/1/98
   (Collateral: $29,115 Fannie Mae Medium-term Notes,
   6.59% due 9/17/07, value $30,318)                                                             $29,646          $29,646

                                                                                                 ACTUAL
                                                                                               CONTRACTS
                                                                                         -----------------------
OPTIONS PURCHASED                               0.06%
Eurodollar Futures, June 98 Call, Strike Price $94.25                                                201               50
Eurodollar Futures, Dec 98 Call, Strike Price $94.00                                                 110               81
U.S. Treasury Bond Futures, Sept 98 Call, Strike Price $124.00                                        53               54
                                                                                                         -----------------
                                                                                                                      185
Total Short-Term Investments
(Identified Cost - $34,788)                                                                                        34,764
---------------------------------------------------------------------------------------------------------------------------

Total Investments (Identified Cost - $330,439) 112.95%                                                           $331,532
Other Assets Less Liabilities                  -12.95%                                                            (38,001)
                                                                                                     ---------------------

NET ASSETS CONSISTING OF:
Accumulated paid-in-capital applicable to
     2,704 shares outstanding                                                      $285,439
Undistributed net investment income                                                   3,956
Undistributed net realized gain on investments                                        3,047
Unrealized appreciation of investments                                                1,089
                                                                         -------------------

NET ASSETS                                     100.00%                                                           $293,531
                                                                                                     =====================


NET ASSET VALUE PER SHARE                                                                                         $108.52
                                                                                                     =====================

                           WESTERN ASSET TRUST, INC.
                             INTERMEDIATE PORTFOLIO
                            STATEMENT OF NET ASSETS
                                 MARCH 31, 1998
                             (AMOUNTS IN THOUSANDS)

                                                                                 ACTUAL            APPRECIATION/
                                                      EXPIRATION               CONTRACTS           (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------
Options Written
U.S. Treasury Bond Future Call, Strike Price $124.00    May 98                     53                            $11
                                                                                                ---------------------

Futures Purchased
U.S. Treasury Bond Future                               June 98                    11                             (7)
                                                                                                ---------------------

Futures Sold
U.S. Treasury Note Future                               June 98                    32                             (8)
                                                                                                ---------------------

----------------------------------------

  (A) United States Treasury Inflation-Indexed Securities - U.S. Treasury securities whose principal value is adjusted daily in accordance with changes in the Consumer Price Index. Interest is calculated on the basis of the current adjusted principal value.

  (B) Yankee Bond - Dollar denominated bond issued in the U.S. by foreign entities.

  (C) The coupon rates shown on variable rate securities are the rates at March 31, 1998. These rates vary with the weighted average coupon of the underlying loans.

  (D) Stripped Security - Security with interest-only or principal-only payment streams, denoted by superscript 1 or 2, respectively. For interest-only securities, the amount shown as principal is the notional balance used to calculate the amount of interest due.

  (E) Indexed Security - The rate of interest earned on this type of security is tied to the London Interbank Offered Rate (LIBOR), the Global Telecom Basket (GTB) index or the one year Treasury Bill rate. The coupon rate is the rate as of March 31, 1998.

  (F) Rule 144a Security - A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified buyers.

  (G) When-issued Security - Security purchased on a delayed delivery basis. Final settlement amount and maturity date have not yet been announced.

N.M.  Not Meaningful

See notes to financial statements

                           WESTERN ASSET TRUST, INC.
                                 CORE PORTFOLIO
                            STATEMENT OF OPERATIONS
                             (AMOUNTS IN THOUSANDS)

                                                                                FOR THE NINE                   FOR THE YEAR
                                                                             MONTHS ENDED ENDED                   ENDED
                                                                             MARCH 31, 1998 (A)               JUNE 30, 1997
                                                                        ------------------------------     ---------------------
INVESTMENT INCOME:
   Interest                                                                                   $11,536                   $10,923
   Dividends                                                                                      276                       115
                                                                        ------------------------------     ---------------------
                                                                                               11,812                    11,038
                                                                        ------------------------------     ---------------------
EXPENSES:
   Advisory fee                                                                                   663                       569
   Administrative fee                                                                              95                        81
   Custodian fees                                                                                  82                        99
   Directors' fees                                                                                 16                        16
   Legal and audit fees                                                                            41                        39
   Organization expenses                                                                            9                        12
   Registration fees                                                                               79                        73
   Reports to shareholders                                                                          3                         0
   Transfer agent and
      shareholder servicing expense                                                                 2                         2
   Other expenses                                                                                   5                         2
                                                                        ------------------------------     ---------------------
                                                                                                  995                       893
      Less fees waived                                                                           (142)                     (158)
                                                                        ------------------------------     ---------------------
      Total expenses, net of waivers                                                              853                       735
                                                                        ------------------------------     ---------------------


NET INVESTMENT INCOME                                                                          10,959                    10,304

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments, options
      and futures                                                                               4,484                     1,450
   Change in unrealized gain (loss) on
      investments, options and futures                                                            266                     1,322
                                                                        ------------------------------     ---------------------



NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                                          4,750                     2,772
                                                                        ------------------------------     ---------------------

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS                                                $15,709                   $13,075
                                                                        ==============================     =====================

(A) The year end for Western Asset Trust Inc.- Intermediate Portfolio has been changed from June 30 to March 31.

See notes to the financial statements

                           WESTERN ASSET TRUST, INC.
                             INTERMEDIATE PORTFOLIO
                       STATEMENT OF CHANGES IN NET ASSETS
                             (AMOUNTS IN THOUSANDS)

                                                                         FOR THE NINE           FOR THE YEAR         FOR THE YEAR
                                                                         MONTHS ENDED              ENDED                ENDED
                                                                      MARCH 31, 1998 (A)       JUNE 30, 1997        JUNE 30, 1996
                                                                      ------------------      ---------------      --------------
CHANGE IN NET ASSETS:
Net investment income                                                           $10,959              $10,304              $2,180
Net realized gain (loss) on investments, options and futures                      4,484                1,450                 467
Change in unrealized appreciation of investments, options
         and futures                                                                266                1,322                (934)
                                                                      ------------------      ---------------      --------------

Change in net assets resulting  from operations                                  15,709               13,076               1,713

Distributions to shareholders from:
         Net investment income                                                  (10,136)              (8,020)             (1,527)
         Net realized gain on investments                                        (2,146)                (993)               (619)

Change in net assets from
         Fund share transactions                                                 65,607              154,355              46,199
                                                                      ------------------      ---------------      --------------

         Change in net assets                                                    69,034              158,418              45,766

NET ASSETS:

         Beginning of period                                                    224,497               66,079              20,313
                                                                      ------------------      ---------------      --------------

         End of period (including undistributed
               net investment income of
               $3,956, $3,165 and $916,
               respectively)                                                   $293,531             $224,497             $66,079
                                                                      ==================      ===============      ==============


(A) The year end for Western Asset Trust, Inc. - Intermediate Portfolio has been changed from June 30 to March 31.

See notes to financial statements

                           WESTERN ASSET TRUST, INC.
                             INTERMEDIATE PORTFOLIO
                              FINANCIAL HIGHLIGHTS

Contained below is per share operating performance data for a share of common stock outstanding throughout each period shown, total investment return, ratios to average net assets and other supplemental data.

                                                            FOR THE                            FOR THE YEARS ENDED JUNE 30,
                                                        NINE MONTHS ENDED          ----------------------------------------------
                                                       MARCH 31, 1998 (A)                1997             1996            1995
                                                  -----------------------------    ----------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                             $107.19                 $104.83          $107.36         $100.00

Net investment income (B)                                           4.55                    5.49             5.41            3.86
Net realized and unrealized gain (loss)
      on investments, options and futures                           2.34                    3.00            (0.06)           6.02
                                                     --------------------          -----------------------------------------------

Total from investment operations                                    6.89                    8.49             5.35            9.88
                                                     --------------------          -----------------------------------------------
Distributions to shareholders from:
      Net investment income                                        (4.59)                  (5.42)           (5.35)          (2.47)
      Net realized gain on investments                             (0.97)                  (0.71)           (2.53)          (0.05)
                                                     --------------------          -----------------------------------------------
Total distributions                                                (5.56)                  (6.13)           (7.88)          (2.52)
                                                     --------------------          -----------------------------------------------
Net asset value, end of period                                   $108.52                 $107.19          $104.83         $107.36
                                                     ====================          ===============================================

Total return (B)                                                   6.59%(C)                8.32%            5.15%          10.08%

RATIOS / SUPPLEMENTAL DATA:
Ratios to average net assets
      Expenses (B)                                                 0.45%(D)                0.45%            0.50%           0.50%
      Net investment income (B)                                    5.78%(D)                6.33%            6.28%           6.11%

Portfolio turnover rate                                          401.40%(D)              419.26%          841.29%         764.45%
Net assets, end of period
      (in thousands)                                           $293,531                 $224,497          $66,079         $20,313


(A) The year end for Western Asset Trust Inc.- Intermediate Portfolio has been changed from June 30 to March 31.

(B) Net of advisory fees waived pursuant to a voluntary expense limitation of 0.50% until August 5, 1996 and 0.45% thereafter. In the absence of this limitation, the ratio of expenses to average net assets would have been 0.52% for the nine months ended March 31, 1998, 0.55%, 1.03% and 1.60% for the years ended June 30, 1997, 1996 and 1995, respectively.

(C)   Not annualized

(D)   Annualized

See notes to the financial statements

                            WESTERN ASSET TRUST, INC.
                             INTERMEDIATE PORTFOLIO
                          NOTES TO FINANCIAL STATEMENTS
                             (AMOUNTS IN THOUSANDS)

1.  SIGNIFICANT ACCOUNTING POLICIES:

The Western Asset Trust, Inc. ("Corporation") is registered under the Investment Company Act of 1940, as amended. The Western Asset Trust Intermediate Portfolio ("Fund"), formerly known as Western Asset Trust Intermediate Duration Portfolio, a diversified, open-end management investment company, is one of the portfolios established by the Corporation. The Fund was organized on May 16, 1990 and had no operations prior to July 1, 1994, other than those related to organizational matters.

SECURITY VALUATION

Portfolio securities are valued based upon market quotations. When market quotations are not readily available, securities are valued based on prices received from recognized broker-dealers in the same or similar securities. The amortized cost method of valuation is used for debt obligations with 60 days or less remaining to maturity.

OPTIONS AND FUTURES

The current market value of a traded option is the last sale price or, in the absence of a sale, the mean between the closing bid and asked price. Futures contracts are marked-to-market on a daily basis. As a contract's value fluctuates, payments known as variation margin are made to or received from the futures commission merchant.

INVESTMENT INCOME AND DISTRIBUTIONS TO SHAREHOLDERS

Net investment income for dividend purposes is recorded on the accrual basis and consists of interest and dividend income less expenses. Bond premium and original issue discount are amortized for financial reporting and tax purposes using the effective interest method over the period to maturity of the security and serve to reduce or increase interest income.

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

SECURITY TRANSACTIONS

Security transactions are recorded on the trade date. Realized gains and losses from security transactions are reported on an identified cost basis.

DEFERRED ORGANIZATION EXPENSE

Deferred organization expenses of $54 are being amortized on a straight-line basis through June 1999.

USE OF ESTIMATES

The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

FEDERAL INCOME TAXES

No provision for federal income or excise taxes is required since the Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income to its shareholders.

2.  FINANCIAL INSTRUMENTS:

As part of the Fund's investment program, the Fund utilizes repurchase agreements, options and futures contracts. The nature and risk of these financial instruments and the reasons for using them are set forth more fully in the Corporation's Prospectus and Statement of Additional Information.

REPURCHASE AGREEMENTS

All repurchase agreements are fully collateralized by obligations issued by the U.S. Government or its agencies and such collateral is in the possession of the Fund's custodian. Risks arise from the possible delay in recovery or potential loss of rights in the collateral should the issuer of the repurchase agreement fail financially.

OPTION TRANSACTIONS

A call option gives the option holder the right to purchase the underlying security at a specified price until a specified date. A put option gives the option holder the right to sell the underlying security at a specified price until a specified date. Risks arise from the possible illiquidity of the options market and from movements in security values. Call and put options written by the Fund and related premiums received during the period were as follows:

                                              CALLS                 PUTS
                                       -----------------------------------------
                                       CONTRACTS  PREMIUMS  CONTRACTS  PREMIUMS
----------------------------------------------------------  --------------------
Options outstanding at June 30, 1997      --      $  --           43       $31
Options written                          1,538        802        237       116
Options closed                          (1,319)      (765)      (280)     (147)
Options expired                           (166)        (9)      --         --
Options exercised                         --         --         --         --
----------------------------------------------------------  --------------------
Options outstanding at March 31, 1998       53    $    28       --       $ --
==========================================================  ====================

FUTURES

The Fund may enter into futures contracts in connection with its interest rate management strategy. Risks arise from the possible illiquidity of the futures market and from the possibility that a change in the value of a contract may not correlate with changes in interest rates. The open long and short futures positions and related appreciation or depreciation at March 31, 1998 are described at the end of the "Statement of Net Assets", page 10.

3.  PORTFOLIO TRANSACTIONS:

Purchases and sales of portfolio securities (excluding short-term, U.S. Government securities, written and purchased options and futures contracts) for the nine months ended March 31, 1998, aggregated $130,387 and $155,432, respectively. Purchases and sales of U.S. Government securities aggregated $713,041 and $594,405, respectively, for the same period.

At March 31, 1998, the cost of securities for federal income tax purposes was $330,573. Aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $2,366 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,407.

4.  FUND SHARE TRANSACTIONS:

At March 31, 1998, there were 5,000,000 shares of common stock of the Corporation authorized at $.001 par value. Transactions in Fund shares were as follows:

                                FOR THE NINE           FOR THE YEAR           FOR THE YEAR
                                MONTHS ENDED              ENDED                  ENDED
                               MARCH 31, 1998         JUNE 30, 1997          JUNE 30, 1996
                              ---------------------------------------------------------------
                              SHARES     AMOUNT     SHARES      AMOUNT    SHARES      AMOUNT
---------------------------------------------------------------------------------------------
Sold                            799    $  86,208     1,492    $ 157,504      479    $  50,184
Reinvestment of distributions   111       11,927        85        8,937       20        2,145
Repurchased                    (300)     (32,528)     (113)     (12,086)     (58)      (6,130)
---------------------------------------------------------------------------------------------
Net increase                    610    $  65,607     1,464    $ 154,355      441    $  46,199
=============================================================================================



5.   SECURITIES LOANED:

At March 31, 1998, the market value of the securities on loan to broker-dealers was $53,015, for which the Fund received collateral of $56,674 in cash. Such collateral is in the possession of the Fund's custodian. As with other extensions of credit, the Fund may bear the risk of delay in recovery or even loss of rights to the collateral should the borrower of the securities fail financially.

6.  TRANSACTIONS WITH AFFILIATES:

The Fund has an administration agreement with Legg Mason Fund Adviser, Inc. ("Administrator"), a corporate affiliate of Legg Mason Wood Walker, Incorporated ("Legg Mason"), a member of the New York Stock Exchange and the distributor for the Fund. Under this agreement, the Administrator provides the Fund with administrative services for which the Fund pays a fee at an annual rate of 0.05% of average daily net assets of the Fund. At March 31, 1998, $12 was due to the Administrator.

Western Asset Management Company ("Adviser"), a corporate affiliate of the Administrator and Legg Mason, serves as investment adviser to the Fund. The Adviser is responsible for the actual investment activity of the Fund, for which the Fund pays a fee at an annual rate of 0.50% of average daily net assets of the Fund. The Adviser has voluntarily agreed to indefinitely limit its fee to 0.35% of average daily net assets and to further waive its fees and reimburse the Fund to the extent necessary to limit the total expenses to an annual rate of 0.45% of the Fund's average daily net assets. Pursuant to this agreement, advisory fees of $142 were waived for the nine months ended March 31, 1998, and $66 was due to the Adviser at March 31, 1998.

                              1306 Concourse Drive        Telephone 410 412 3000
                              Suite 100
                              Linthicum, MD 21090-1020

Price Waterhouse LLP                                      [Logo Appears Here]

                       Report of Independent Accountants

To the Board of Directors of Western Asset Trust, Inc. and
Shareholders of Western Asset Trust Intermediate Portfolio

In our opinion, the accompanying statement of net assets, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Western Asset Trust Intermediate Portfolio (the "Fund"), formerly known as the Western Asset Trust Intermediate Duration Portfolio, (one of the portfolios constituting Western Asset Trust, Inc.) at March 31, 1998, and the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 1998 by correspondence with the custodian and brokers, and where appropriate, the application of alternative auditing procedures for unsettled security transactions, provide a reasonable basis for the opinion expressed above.

/s/ Price Waterhouse LLP
__________________________
    PRICE WATERHOUSE LLP

Linthicum, Maryland
April 30, 1998